Shareholders' equity	6 Months Ended
Mar. 31, 2019
Shareholders' equity
Shareholders' equity

Note 15. Shareholders’ equity

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2019	2018	2018
Share capital
Ordinary share capital, fully paid	36,351	36,054	35,168
Restricted Share Plan (RSP) treasury shares held[1]	(569)	(505)	(504)
Other treasury shares held[2]	12	12	(61)
Total treasury shares held	(557)	(493)	(565)
Total share capital	35,794	35,561	34,603
Non-controlling interests	51	52	50

Ordinary Shares

Westpac does not have authorised capital and the ordinary shares have no par value. Ordinary shares entitle the holder to participate in dividends and, in the event of Westpac winding up, to a share of the proceeds in proportion to the number of and amounts paid on the shares held.

Each ordinary share entitles the holder to one vote, either in person or by proxy, at a shareholder meeting.

Reconciliation of movement in number of ordinary shares

	As at	As at	As at
Consolidated	31 March 2019	30 Sept 2018	31 March 2018
Opening balance	3,434,796,711	3,404,172,038	3,394,364,279
Dividend reinvestment plan[3]	12,774,312	11,434,908	9,807,759
Conversion of Westpac Convertible Preference Shares[4]	-	19,189,765	-
Issued shares for the period	12,774,312	30,624,673	9,807,759
Closing balance	3,447,571,023	3,434,796,711	3,404,172,038

Ordinary shares purchased on market

	Half Year	Half Year
	March 2019	March 2019
Consolidated	Number	Average Price ($)
For share-based payment arrangements:
Employee share plan (ESP)	1,061,442	25.27
RSP[5]	2,588,068	25.48
Westpac Performance Plan (WPP) - share rights exercised	118,529	26.14
Westpac Long Term Incentive Plan (LTIP) - options exercised[6]	37,831	27.68
Total ordinary shares purchased/(sold) on market	3,805,870	-

[1]  31 March 2019: 4,803,772 unvested shares held (30 September 2018: 3,943,660, 31 March 2018: 3,991,446).

[2]  31 March 2019: 2,029,795 shares held (30 September 2018: 2,029,795, 31 March 2018: 4,652,579).

[3]  The price per share for the issuance of shares in relation to the dividend re-investment plan for the 2018 final dividend was $25.82, 2018 interim dividend was $28.11, 2017 final dividend was $31.62.

[4]  The conversion price per share for the issuance of shares in relation to the conversion of Westpac Convertible Preference Shares was $29.49.

[5]  Ordinary shares allocated to employees under the RSP are classified as treasury shares until the shares vest.

[6]  The average exercise price received was $23.40 on the exercise of the LTI options.

Reconciliation of movement in reserves[1]

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2019	2018	2018
Available-for-sale securities reserve
Opening balance	37	35	64
Impact on adoption of AASB 9	(37)	-	-
Net gains/(losses) from changes in fair value	-	(71)	(33)
Income tax effect	-	24	10
Transferred to income statements	-	75	(9)
Income tax effect	-	(28)	3
Exchange differences	-	2	-
Closing balance	-	37	35
Debt securities at FVOCI reserve
Opening balance	-	-	-
Impact on adoption of AASB 9	33	-	-
Net gains/(losses) from changes in fair value	64	-	-
Income tax effect	(21)	-	-
Transferred to income statements	(25)	-	-
Income tax effect	7	-	-
Exchange differences	1	-	-
Closing balance	59	-	-
Equity securities at FVOCI reserve
Opening balance	-	-	-
Impact on adoption of AASB 9	6	-	-
Net gains/(losses) from changes in fair value	1	-	-
Closing balance	7	-	-
Share-based payment reserve
Opening balance	1,534	1,500	1,431
Share-based payment expense	70	34	69
Closing balance	1,604	1,534	1,500
Cash flow hedge reserve
Opening balance	(125)	(134)	(154)
Net gains/(losses) from changes in fair value	(192)	(96)	(65)
Income tax effect	56	28	19
Transferred to income statements	80	109	94
Income tax effect	(23)	(32)	(28)
Closing balance	(204)	(125)	(134)
Foreign currency translation reserve
Opening balance	(351)	(494)	(529)
Exchange differences on translation of foreign operations
(net of associated hedges)	55	143	38
Transferred to income statements	(10)	-	(3)
Closing balance	(306)	(351)	(494)
Other reserves
Opening balance	(18)	(17)	(18)
Transactions with owners	(1)	(1)	1
Closing balance	(19)	(18)	(17)
Total reserves	1,141	1,077	890

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement.  Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.